Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
CIK	dei_EntityCentralIndexKey	0001545440
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 30, 2015
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Lyrical U.S. Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY: LYRICAL U.S. VALUE EQUITY FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Lyrical U.S. Value Equity Fund (the “Value Equity Fund”) seeks to achieve long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	(expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-03-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Equity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Value Equity Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Value Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Value Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Value Equity Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Value Equity Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the Value Equity Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States securities exchange. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives.

First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of sell-side research. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the Value Equity Fund’s portfolio the stocks of companies that the Adviser believes are undervalued, the undervaluation to be temporary, the underlying business to have sufficient quality and durability, and the estimated discount in the stock price to be large enough to compensate for the risks of the investment.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Value Equity Fund. The success of the Value Equity Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Value Equity Fund is designed for investors who are investing for the long term. The Value Equity Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Value Equity Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Value Equity Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Value Equity Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Value Equity Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Value Equity Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Value Equity Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Value Equity Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Value Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Value Equity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the Value Equity Fund’s website at www.lyricalam.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Value Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalam.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Value Equity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Institutional Class Shares – Annual Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 7.06% (quarter ended December 31, 2014), and the lowest return for a quarter was (3.61%) (quarter ended September 30, 2014).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.61%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rated and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rated and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Lyrical U.S. Value Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less Management Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[1]
Total Annual Fund Operating Expense After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	148
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	457
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	790
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,733
Lyrical U.S. Value Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Management Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expense After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.44%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	173
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	610
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,147
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,617
2014	rr_AnnualReturn2014	13.90%
1 Year	rr_AverageAnnualReturnYear01	13.90%
Since Inception	rr_AverageAnnualReturnSinceInception	31.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical U.S. Hedged Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY: LYRICAL U.S. HEDGED VALUE FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Lyrical U.S. Hedged Value Fund (the “Hedged Value Fund”) seeks to achieve long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Value Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	(expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-03-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Hedged Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Hedged Value Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Hedged Value Fund’s performance. During the most recent fiscal period, the Hedged Value Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	9.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Hedged Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Hedged Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Hedged Value Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Hedged Value Fund pursues its investment objective by investing under normal circumstances in liquid long and short equity positions in an attempt to benefit from rising markets and hedge against falling markets. The Hedged Value Fund considers liquid equity securities to be those securities which can be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed by the Fund and are the opposite of “illiquid securities.” When the Hedged Value Fund takes a long position in a security, it purchases the security outright. When the Hedged Value Fund takes a short position, it sells a security it does not own at the current market price by borrowing the security. The Hedged Value Fund then hopes to be able to replace the borrowed security by purchasing the security later at a price lower than the price at which it sold the security short. Under normal circumstances, the Hedged Value Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States securities exchange.

The Hedged Value Fund’s long positions will principally consist of a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy). The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of sell-side research. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the Hedged Value Fund’s long portfolio the stocks of companies that the Adviser believes are undervalued, the undervaluation to be temporary, the underlying business to have sufficient quality and durability, and the estimated discount in the stock price to be large enough to compensate for the risks of the investment.

The Adviser sets a target price for each security in the Hedged Value Fund’s portfolio that is updated periodically, and when a security reaches or exceeds its target price, the Adviser’s strategy typically requires that the security be sold. A security position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market or economic conditions if a long position or the company’s prospects have improved in the case of a short position.

The Hedged Value Fund will sell short securities to hedge market exposures from its long positions and/or to generate returns from shorting securities of companies the Adviser has identified as overvalued. The Hedged Value Fund’s short positions will generally consist of positions in broad market or sector-specific Exchange-Traded Funds (“ETFs”) (or other, similar instruments) and/or common stocks of mid-capitalization and large-capitalization companies.

In identifying any securities of individual companies to sell short, the Adviser will use the same screening process and the same general investment methodology described above with respect to long positions. In these instances, however, the Adviser will seek to identify overvalued securities that can be bought to cover when the stock price declines to or lower than its target price. A short position may also be bought to cover when the stock price reaches its target price or the Adviser believes that other short investment opportunities are more attractive or that the company’s prospects have improved.

It is expected that the Hedged Value Fund will generally maintain a net long exposure (i.e., the market value of the Fund’s long positions minus the market value of the Fund’s short positions) of at least 40% under normal market conditions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Hedged Value Fund. The success of the Hedged Value Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Hedged Value Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Hedged Value Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Hedged Value Fund are generally described below.

Market Risk. Market risk refers to the risk that the value of securities in the Hedged Value Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. The value of the equity securities held in the Hedged Value Fund’s long portfolio may decline in price over short or extended periods of times, and such declines may occur because of declines in the equity market as a whole, or because of declines in a particular company, industry, or sector of the market. Conversely, the value of the Hedged Value Fund’s short portfolio may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry or sector of the market.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Hedged Value Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Hedged Value Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Hedged Value Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Short Sales Risk. The Fund expects to sell securities short. The Hedged Value Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Hedged Value Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Hedged Value Fund’s investment may result in a loss. The Hedged Value Fund’s losses are potentially unlimited in a short sale transaction.

The Hedged Value Fund will incur increased transaction costs associated with selling securities short. When the Hedged Value Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sale). The Hedged Value Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent that the Hedged Value Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund’s performance.

To the extent that the Hedged Value Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Hedged Value Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Hedged Value Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Hedged Value Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Hedged Value Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

New Fund Risk. The Hedged Value Fund was formed in 2014 and has a limited operating history. Accordingly, investors in the Hedged Value Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Hedged Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Hedged Value Fund is new and therefore does not have a full calendar year of performance to report. After the Hedged Value Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Hedged Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the Hedged Value Fund’s website at www.lyricalam.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Hedged Value Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Hedged Value Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalam.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Hedged Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Lyrical U.S. Hedged Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.60%
Brokerage expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.24%
Other operating expenses	rr_Component3OtherExpensesOverAssets	14.31%
Total Other Expenses	rr_OtherExpensesOverAssets	15.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.95%
Less Management Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(14.11%)	[3]
Total Annual Fund Operating Expense After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.84%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	262
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,168
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,896
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	9,390
Lyrical U.S. Hedged Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.60%
Brokerage expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.24%
Other operating expenses	rr_Component3OtherExpensesOverAssets	14.18%
Total Other Expenses	rr_OtherExpensesOverAssets	15.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.57%
Less Management Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.98%)	[3]
Total Annual Fund Operating Expense After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	287
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,244
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,998
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	9,471

[1]	Lyrical Asset Management LP (the "Adviser") has contractually agreed, until March 31, 2017, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.70% and 1.45% of Investor Class shares' and Institutional Class shares', respectively, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Prior to March 31, 2017, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[2]	Rounds to less than 0.01%.
[3]	Lyrical Asset Management LP (the "Adviser") has contractually agreed, until March 31, 2017, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 2.00% and 1.75% of Investor Class shares and Institutional Class shares, respectively, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Prior to March 31, 2017, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.